Subsequent Events (Q1) (Details)	May 04, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Reverse Stock Split [Abstract]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Subsequent Event [Member]
Reverse Stock Split [Abstract]
Reverse stock split ratio	0.01
Common stock, par value (in dollars per share)	$ 0.01